Related Party Transactions - Schedule of Amounts Due from(to) Related Parties (Details) - Mr. Zhan Jie [Member] - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024
Related Party Transactions - Schedule of Amounts Due from(to) Related Parties (Details) [Line Items]
Amounts due from related parties		¥ 24,300
Amounts due to related parties	¥ (538,570)